Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss as of December 31, 2024 and 2025 are as follows:

	2024		2025
Securities sold:
Stocks	~~W~~	640	11,360
Bonds		354,084	779,056
Others		3,117	—

		357,841	790,416
Gold/silver deposits		597,058	1,522,071

	~~W~~	954,899	2,312,487